Stock-Based Compensation (Details) - Schedule of stock options activity	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Schedule of stock options activity [Abstract]
Options outstanding, beginning (in Shares) | shares	2,671,738
Weighted Average Fair Value, beginning	$ 0.01
Weighted Average Exercise Price, beginning	$ 0.02
Weighted Average Remaining Years, beginning	9 years 2 months 26 days
Intrinsic Value, beginning (in Dollars) | $	$ 27,000
Options, Granted (in Shares) | shares
Weighted Average Fair Value, Granted
Weighted Average Exercise Price, Granted
Options, Exercised (in Shares) | shares	561,413
Weighted Average Fair Value, Exercised	$ 0.02
Weighted Average Exercise Price, Exercised	$ 0.02
Options, Forfeited (in Shares) | shares	271,566
Weighted Average Fair Value, Forfeited	$ 0.03
Weighted Average Exercise Price, Forfeited	$ 0.04
Options outstanding, ending (in Shares) | shares	1,838,759
Weighted Average Fair Value, ending	$ 0.02
Weighted Average Exercise Price, ending	$ 0.02
Weighted Average Remaining Years, ending	8 years 2 months 19 days
Intrinsic Value, ending (in Dollars) | $	$ 5,756,797
Options vested and exercisable (in Shares) | shares	482,868
Weighted Average Fair Value, Options vested and exercisable	$ 0.02
Weighted Average Exercise Price, Options vested and exercisable	$ 0.02
Weighted Average Remaining Years, Options vested and exercisable	7 years 11 months 26 days
Intrinsic Value, Options vested and exercisable (in Dollars) | $	$ 1,511,159